Other non-financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	$ 4,597	$ 4,298
Bail deposit	1,293	1,312
Prepaid expenses	927	990
VAT and other tax receivables	493	334
Properties and other non-current assets held for sale	199	82
Other	346	395
Total other non-financial assets	7,856	7,410
UBS AG
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	4,597	4,298
Bail deposit	1,293	1,312
Prepaid expenses	687	731
VAT and other tax receivables	436	282
Properties and other non-current assets held for sale	199	82
Other	335	358
Total other non-financial assets	$ 7,547	$ 7,062